STOCK OPTIONS AND STOCK BASED COMPENSATION (Details 1)	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility, Minimum	71.00%	69.00%	69.00%	69.00%
Expected volatility, Maximum	74.00%	71.00%	71.00%	70.00%
Risk-free interest rate, Minimum	0.70%	0.70%	0.70%	0.90%
Risk-free interest rate, Maximum	1.40%	1.00%	1.00%	2.30%
Expected term (years)		6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days
Expected term (years), Minimum	3 years 6 months
Expected term (years), Maximum	10 years